Related Parties (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2023	Aug. 31, 2023	Aug. 25, 2023
Related Parties (Details) [Line Items]
Number of vested shares (in Shares)		699,447
Amount paid relating to agreement		$ 188,801
Expenses incurred			$ 80,000
Services fees		$ 150,000
Percentage of total consideration		4.00%
Minimum [Member]
Related Parties (Details) [Line Items]
Number of vested shares (in Shares)	120,000
Increasing monthly flat fee		$ 10,000
Maximum [Member]
Related Parties (Details) [Line Items]
Number of vested shares (in Shares)	40,000
Increasing monthly flat fee		30,000
EveryLife, Inc. [Member]
Related Parties (Details) [Line Items]
Received amount	$ 10,000
Class A Common Stock [Member]
Related Parties (Details) [Line Items]
Forfeiture shares (in Shares)				1,704,223
Board [Member]
Related Parties (Details) [Line Items]
Amount paid relating to agreement		$ 360,000
Restricted Stock Units (RSUs) [Member]
Related Parties (Details) [Line Items]
Number of vested shares (in Shares)	40,000